Financial instruments - Classes of financial liabilities instruments (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Liabilities [abstract]
Non-current finance debt	[1]	$ 29,118	$ 21,754
Non-current derivative financial instruments		676	1,173
Trade and other payables		10,510	10,450
Current finance debt	[1]	4,591	2,939
Dividend payable		357	859
Current Derivative Financial Liabilities		1,710	462
Total		46,961	37,637
Non-financial liabilities [member]
Liabilities [abstract]
Trade and other payables		2,774	1,423
Total		2,774	1,423
Amortised cost [member]
Liabilities [abstract]
Non-current finance debt		29,118	21,754
Trade and other payables		7,736	9,027
Current finance debt		4,591	2,939
Dividend payable		357	859
Total		41,802	34,580
Financial liabilities at fair value through profit or loss, category [member]
Liabilities [abstract]
Non-current derivative financial instruments		676	1,173
Current Derivative Financial Liabilities		1,710	462
Total		$ 2,386	$ 1,635

[1]	* Lease liabilities are separated from the line item Finance debt and 2019 is reclassified.